PGIM AAA CLO Aggregate Duration ETF Expense Example, No Redemption - PGIM AAA CLO Aggregate Duration ETF - No Share Class	May 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 19
Expense Example, No Redemption, 3 Years	$ 61